REVENUE - Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Contract Liabilities [Abstract]
Contract liabilities, beginning	$ 1,692	$ 0
Business combination (Note 5)	0	1,120
Amounts included in contract liabilities that was recognised as revenue during the period	(4,066)	(3,537)
Cash received in advance of performance and not recognized as revenue during the period	4,581	4,109
Contract liabilities, end	$ 2,207	$ 1,692